Valuation and Qualifying Accounts	12 Months Ended
Jan. 01, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Fiscal Years Ended January 1, 2012, January 2, 2011 and January 3, 2010

(Dollars in Millions)

	Balance at Beginning of Period	Accruals	Payments/Credits	Balance at End of Period
2011
Accrued Rebates (1)	$2,146	8,331	(8,262)	2,215
Accrued Returns	640	560	(518)	682
Accrued Promotions	427	1,774	(1,805)	396

Subtotal	$3,213	10,665	(10,585)	3,293
Reserve for doubtful accounts	340	77	(56)	361
Reserve for cash discounts	110	960	(971)	99

Total	$3,663	11,702	(11,612)	3,753

2010
Accrued Rebates (1) (2)	$1,639	8,400	(7,893)	2,146
Accrued Returns	689	517	(566)	640
Accrued Promotions	429	2,664	(2,666)	427

Subtotal	$2,757	11,581	(11,125)	3,213
Reserve for doubtful accounts	333	130	(123)	340
Reserve for cash discounts	101	1,112	(1,103)	110

Total	$3,191	12,823	(12,351)	3,663

2009
Accrued Rebates (1) (2)	$1,808	7,418	(7,587)	1,639
Accrued Returns	794	355	(460)	689
Accrued Promotions	356	2,446	(2,373)	429

Subtotal	$2,958	10,219	(10,420)	2,757
Reserve for doubtful accounts	267	110	(44)	333
Reserve for cash discounts	79	1,163	(1,141)	101

Total	$3,304	11,492	(11,605)	3,191

(1)	Includes reserve for customer rebates of $656 million, $701 million and $729 million at January 1, 2012, January 2, 2011 and January 3, 2010, respectively.
(2)

Accruals and Payments/Credits for 2010 have been revised by $908 million, and for 2009 by $834 million, to appropriately reflect non-cash credits/adjustments, consistent with current year presentation related to the Ethicon franchise, previously reported net in the Accruals column. This revision is not considered material to the previously issued financial statements.